Disclosure of range of exercise prices of outstanding share options (Details)	Dec. 31, 2017 CAD ($) yr	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	12,578,625	14,591,750	14,786,791
Weighted average remaining contractual life of outstanding share options | yr	2.45
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.52	$ 2.54	$ 2.57
Number of share options exercisable in share-based payment arrangement	11,213,500
Weighted average remaining contractual life of exercisable share options | yr	2.23
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.43
C$1.00 - C$2.00 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	2,560,000
Weighted average remaining contractual life of outstanding share options | yr	3.20
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 1.85
Number of share options exercisable in share-based payment arrangement	2,185,000
Weighted average remaining contractual life of exercisable share options | yr	2.95
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 1.97
C$1.00 - C$2.00 [Member] | Minimum [Member]
Statement [Line Items]
Exercise price of outstanding share options	1.00
C$1.00 - C$2.00 [Member] | Maximum [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 2.00
C$2.01 - C$3.00 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	7,196,625
Weighted average remaining contractual life of outstanding share options | yr	1.53
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.17
Number of share options exercisable in share-based payment arrangement	7,181,625
Weighted average remaining contractual life of exercisable share options | yr	1.53
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.17
C$2.01 - C$3.00 [Member] | Minimum [Member]
Statement [Line Items]
Exercise price of outstanding share options	2.01
C$2.01 - C$3.00 [Member] | Maximum [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 3.00
C$3.01 - C$4.00 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	2,652,000
Weighted average remaining contractual life of outstanding share options | yr	4.16
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 3.97
Number of share options exercisable in share-based payment arrangement	1,694,375
Weighted average remaining contractual life of exercisable share options | yr	4.16
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 3.97
C$3.01 - C$4.00 [Member] | Minimum [Member]
Statement [Line Items]
Exercise price of outstanding share options	3.01
C$3.01 - C$4.00 [Member] | Maximum [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 4.00
C$4.01 - C$5.00 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	170,000
Weighted average remaining contractual life of outstanding share options | yr	3.57
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 4.38
Number of share options exercisable in share-based payment arrangement	152,500
Weighted average remaining contractual life of exercisable share options | yr	3.53
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 4.33
C$4.01 - C$5.00 [Member] | Minimum [Member]
Statement [Line Items]
Exercise price of outstanding share options	4.01
C$4.01 - C$5.00 [Member] | Maximum [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 5.00